Share-based payments - MIP II (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) EquityInstruments	Dec. 31, 2019 MXN ($) EquityInstruments	Dec. 31, 2018 MXN ($) EquityInstruments
Share-based payments
Compensation expense recorded in the consolidated statement of operations | $	$ 75,040	$ 49,659	$ 19,980
Forfeited during the year	327,217	294,541
MIP II
Share-based payments
Vesting period	5 years
Extension of vesting period	5 years
Carrying amount of the liability | $	$ 177,770	$ 70,567
Compensation expense recorded in the consolidated statement of operations | $	$ 107,204
Compensation (benefit) recorded in the consolidated statement of operations | $		$ 37,760
Exercised during the year (shares)			0
Granted	3,391,020
Forfeited during the year	0	0	1,563,520
MIP II | Vesting / Exercisable within one year
Share-based payments
Granted	3,391,020